REPORT FOR THE CALENDAR QUARTER, ENDED June 30, 2008

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended June 30, 2008

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                (Please read instructions before preparing form.)
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Check here if Amendment |x|; Amendment Number: 1

This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of August, 2008.

                                    GoodHope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         6,959,153
Form 13 F Information Table Value Total:    322,039 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D BLACKSTONE GROUP LP /THE BX JA CALL             09253U108    17301    16962 SH       SOLE                  16962        0        0
D TYCO ELECTRONICS LTD           COM NEW          G9144P105    13880   387500 SH       SOLE                 387500        0        0
D AMPHENOL CORP NEW              CL A             032095101    20133   448596 SH       SOLE                 448596        0        0
D ANALOG DEVICES INC             COM              032654105     8333   262300 SH       SOLE                 262300        0        0
D ANHEUSER BUSCH COS INC         COM              035229103    15530   250000 SH       SOLE                 250000        0        0
D CALPINE CORP                   COM NEW          131347304     5911   262000 SH       SOLE                 262000        0        0
D CHESAPEAKE ENERGY CORP         COM              165167107     7849   119000 SH       SOLE                 119000        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    13346   748499 SH       SOLE                 748499        0        0
D DEVON ENERGY CORP NEW          COM              25179M103    18084   150500 SH       SOLE                 150500        0        0
D DIRECTV GROUP INC              COM              25459L106     5796   223700 SH       SOLE                 223700        0        0
D DISCOVERY HOLDING CO           CL A COM         25468Y107    10281   468159 SH       SOLE                 468159        0        0
D EATON CORP                     COM              278058102    18268   214988 SH       SOLE                 214988        0        0
D FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3281    28000 SH       SOLE                  28000        0        0
D INTERNATIONAL BUSINESS MACHS   COM              459200101     9008    76000 SH       SOLE                  76000        0        0
D LINEAR TECHNOLOGY CORP         COM              535678106    23272   714535 SH       SOLE                 714535        0        0
D LOCKHEED MARTIN CORP           COM              539830109    13873   140614 SH       SOLE                 140614        0        0
D M & T BK CORP                  COM              55261F104     9269   131400 SH       SOLE                 131400        0        0
D PARKER HANNIFIN CORP           COM              701094104     8915   125000 SH       SOLE                 125000        0        0
D PROSHARES TR                   ULTRASHRT O&G    74347R586     8723   325000 SH       SOLE                 325000        0        0
D QUALCOMM INC                   COM              747525103     6567   148000 SH       SOLE                 148000        0        0
D ROCKWOOD HLDGS INC             COM              774415103     5568   160000 SH       SOLE                 160000        0        0
D SPDR GOLD TRUST                GOLD SHS         78463V107     9823   107500 SH       SOLE                 107500        0        0
D ST JUDE MED INC                COM              790849103     4096   100200 SH       SOLE                 100200        0        0
D SCHERING PLOUGH CORP           COM              806605101     3052   155000 SH       SOLE                 155000        0        0
D TJX COS INC NEW                COM              872540109     3084    98000 SH       SOLE                  98000        0        0
D TALISMAN ENERGY INC            COM              87425E103     1107    50000 SH       SOLE                  50000        0        0
D BANK OF AMERICA CORPORATION    COM              060505104     2387   100000 SH       SOLE                 100000        0        0
D UNION PAC CORP                 COM              907818108    13801   182800 SH       SOLE                 182800        0        0
D UNITED STATES STL CORP NEW     COM              912909108    26775   144900 SH       SOLE                 144900        0        0
D WELLS FARGO & CO NEW           COM              949746101    14725   620000 SH       SOLE                 620000        0        0
S REPORT SUMMARY                 30 DATA RECORDS    322039   6959153      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED